SCHEDULE OF COMPANY'S LIQUIDITY (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Liquidity And Capital Resources
Cash and cash equivalents	$ 24,706	$ 23,376	$ 20,072
Other Receivables	54	117
Investments in Financial Assets	10,554	9,449
Total	$ 35,314	$ 32,942